FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /   /       (a)

                  or fiscal year ending:   12/31/05    (b)


Is this a transition report?  (Y/N)  N
                                     -------------


Is this an amendment to a previous filing? (Y/N)   N
                                                  --------------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Account II

  B. File Number: 811-03875

  C. Telephone Number: 715-346-6000


2.A. Street: 1800 North Point Drive

  B. City: Stevens Point    C. State: WI   D. Zip Code: 54481        Zip Ext.:

   E. Foreign Country:__________ Foreign Postal Code:___________


3. Is this the first filing on this form by Registrant? (Y/N) N


4. Is this the last filing on this form by Registrant? (Y/N) N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]


6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]


7.A.Is Registrant a series or multiple portfolio company? (Y/N) N
    [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/05                          If filing more than one
                  -------------------

File number 811-  03875                              Page 47, "X" box:
                 --------------------

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:______________________________________________

    B.[/] File Number (If any)_________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________


111.A.[/] Depositor Name:______________________________________________

    B.[/] File Number (If any)_________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________

112.A.[/] Sponsor Name:________________________________________________

    B.[/] File Number (If any)_________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________


112.A.[/] Sponsor Name:________________________________________________

    B.[/] File Number (If any)_________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________

For period ending  12/31/05                          If filing more than one
                  -------------------

File number 811-  03875                              Page 48, "X" box:
                 --------------------

113.A.[/] Trustee Name:________________________________________________

    B.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________


113.A.[/] Trustee Name:________________________________________________

    B.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________

114.A.[/] Principal Underwriter Name:__________________________________

    B.[/] File Number 8-_______________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________


114.A.[/] Principal Underwriter Name:__________________________________

    B.[/] File Number 8-_______________________________________________

    C.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________



115.A.[/] Independent Public Accountant Name:__________________________

    B.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________


115.A.[/] Independent Public Accountant Name:__________________________

    B.[/] City:___________ State:______ Zip Code:______ Zip Ext._______

      [/] Foreign Country:________________ Foreign Postal Code:________

For period ending  12/31/05                         If filing more than one
                  -------------------

File number 811-  03875                             Page 49, "X" box:
                 --------------------

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
       companies?(Y/N)                                          __________
                                                                Y/N

     B.[/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.[/] Is Registrant a separate account of an insurance
      company? (Y/N)                                            _________
                                                                Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B.[/] Variable annuity contracts? (Y/N)                     _________
                                                                Y/N

    C.[/] Scheduled premium variable life contracts? (Y/N)      _________
                                                                Y/N

       D.[/] Flexible premium variable life contracts? (Y/N)    _________
                                                                Y/N

       E.[/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                       _________
                                                                Y/N


118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
         ______________________________________________________________________

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
         ______________________________________________________________________

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                     $

121.[/] State the number of series for which a current prospectus was in existence at end of the period ________________________________________

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
        _______________________________________________________________________

For period ending  12/31/05                        If filing more than one
                  -------------------

File number 811-  03875                            Page 50, "X" box:
                 --------------------

123.[/] State the total value of the additional units considered in answering
         item 122 ($000's omitted)                              $


124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
         subsequent series) ($000's omitted}                    $

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)     $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series)
         ($000's omitted)                                       $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                     Number of     Total Assets  Total Income
                                      Series         ($000's      Distribution
                                     Investing       omitted)   ($000's omitted)

A. U.S. Treasury direct issue


B. U.S. Government Agency


C. State and municipal tax-free


D. Public utility debt


E. Brokers or dealers debt or
   debt of brokers' or
   dealers' parent

F. All other corporate intermed.
   & long-term debt


G. All other corporate
   short-term debt


H. Equity securities of brokers
   or dealers or parents of brokers
   or dealers

I. Investment company equity
   securities

J. All other equity securities            1      $50,547                 0

K. Other securities


L. Total assets of all series
   of registrant                                $50,547
                                     ---------- --------------

For period ending  12/31/04                         If filing more than one
                  -------------------

File number 811-  03875                             Page 51, "X" box:
                 --------------------


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ____________
                                                                Y/N
         [If answer is "N" (No), go to item 131.]


129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
current period? (Y/N)                                           ____________
                                                                Y/N
         [If answer is "N" (No), go to item 131.]


130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
insurance or guarantees? (Y/N)                                  ____________
                                                                Y/N


131.[/] Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)                               $606

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

811-            811-            811-            811-           811-
    ---------       --------        ---------       ---------      ----------

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 10th day of February, 2006.

                              SENTRY VARIABLE ACCOUNT II (Registrant)
                              SENTRY LIFE INSURANCE COMPANY (Depositor)


                              s/William M. O'Reilly
                              -------------------------------------------
                              William M. O'Reilly, Secretary


WITNESS:


s/Mary Kennedy
-----------------------------
Mary Kennedy